Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The following tables illustrates the disaggregation of revenue by revenue stream for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
	2025	2024
Business consulting service	$-	$111,318
IT customization	22,106	265,649
(i) IT consulting	17,096	-
(ii) Management software	5,010	265,649
Others	14,506	1,872
Total revenues	$36,612	$378,839

The following tables illustrates the disaggregation of revenue by timing of revenue recognition for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
	2025	2024
Timing of revenue recognition
At a point in time	$31,602	$113,190
Over time	5,010	265,649
Total	$36,612	$378,839

Schedule of Translation of Foreign Currencies Exchange Rates	Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:
	As of June 30,	As of December 31,
	2025	2024
Balance sheet items, except for equity accounts	1.2719	1.3662

	For the six months ended June 30,
	2025	2024
Items in the statements of operations and comprehensive loss, and statements of cash flow	1.3237	1.3475